Fee and commission income (Tables)	12 Months Ended
Mar. 31, 2015
Other Income and Other Expense Disclosure

Details of Fee and commission income for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	(in millions of yen)
Securities-related business	132,787	170,311	172,234
Deposits and lending business	113,989	114,073	131,491
Remittance business	104,574	108,534	110,181
Trust fees	45,621	48,914	49,827
Fees for other customer services	215,837	233,931	251,924

Total	612,808	675,763	715,657